Acquisition of Seaspan Management Services Limited - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 27, 2012
Business Acquisition [Line Items]
Amount deposited in escrow			$ 7,500,000
Aggregate purchase price			106,518,000
Acquisition-related costs		$ 1,184,000
Share issued pertaining to contingent consideration arrangement	820,701
Contingent consideration shares issuable	273,564
Seaspan Management Services Limited [Member]
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired			100.00%
Class A common shares [Member]
Business Acquisition [Line Items]
Shares deposited in escrow			586,212
Additional contingent consideration			39,081